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September 9, 2009

VIA EDGAR

John Ganley, Esq.

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock California Municipal Income Trust (“BFZ”)

BlackRock California Municipal Bond Trust (“BZA”)

BlackRock California Municipal Income Trust II (“BCL”)

BlackRock California Insured Municipal Income Trust (“BCK”)

BlackRock California Investment Quality Municipal Trust Inc. (“RAA”)

Dear Mr. Ganley:

We received your oral comments on August 3, 2009 to the Joint Proxy Statement/Prospectus on Form N-14 filed on June 23, 2009 (Nos. 333-160166 and 811-10331) (the “Registration Statement”) pursuant to the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 regarding the reorganizations (“Reorganizations”) of BZA, BCL, BCK and RAA (the “Target Funds”) into BFZ (the “Acquiring Fund” and, together with the Target Funds, the “Funds”).

The Funds have considered your comments and have authorized us to make the responses and changes discussed below to the Joint Proxy Statement/Prospectus on the Funds’ behalf. These changes have been reflected in Pre-Effective Amendment No. 1 to the Funds’ Joint Proxy Statement/Prospectus, which accompanies this letter and is marked to show the changes made in response to your comments, as well as other changes made to the Joint Proxy Statement/Prospectus since the initial filing. All changes were conformed throughout the Registration Statement, where applicable.

Securities and Exchange Commission

September 9, 2009

For ease of reference, we have included your comments below followed by our responses.

August 3, 2009 Comments

Comment 1: General Comment.

The Baseline Expense Ratio is given too much prominence. It should be supplemental information and used in the N-14 only after the pro forma expense table on page 24 (i.e., the first time the Baseline Expense Ratio should appear in the N-14 is in footnote (g) to the expense table).

Response: We have revised the disclosure in the N-14 relating to the Baseline Expenses to include a discussion of the actual total expenses (“Total Expenses”) wherever the Baseline Expenses are discussed. The discussion of the Total Expenses will come immediately prior to discussion of the Baseline Expenses.

See example below:

The Boards believe that the completion of all of the Reorganizations would result in a reduced Total Expense Ratio (defined below) for each Fund, except for BCL, because certain fixed administrative costs would be spread across the combined fund’s larger asset base. The Funds estimate that the completion of all of the Reorganizations would result in a Total Expense Ratio for the combined fund of 1.52% on a pro forma basis for the 12-month period ended January 31, 2009, representing a reduction in the Total Expense Ratio for each Fund, except for BCL, ranging from 0.22% for RAA to 0.10% for BCK, and an increase of 0.04% in the Total Expense Ratio for BCL, each as a percentage of average net assets attributable to common shares. When we use the term “Total Expenses,” we mean a Fund’s total annual operating expenses including interest expenses associated with such Fund’s investments in tender option bonds. When we use the term “Total Expense Ratio,” we mean a Fund’s Total Expenses expressed as a percentage of its average net assets attributable to its common shares.

As we noted in the preceding paragraph, each Fund’s Total Expenses include interest expenses associated with such Fund’s investments in tender option bonds (also known as “inverse floaters”). Although, such interest expenses are actually paid by special purpose vehicles in which the Funds invest, they are recorded on the Funds’ financial statements for accounting purposes. Each Fund uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issuance of preferred shares and investment in tender option

Securities and Exchange Commission

September 9, 2009

bonds. Both forms of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by a Fund when it invests the proceeds from the leverage. Under applicable accounting rules, however, only the cost of the leverage associated with investments in tender option bonds is included for purposes of reporting a Fund’s Total Expenses. Therefore, the level of a Fund’s Total Expenses that includes interest expense is dependent upon the amount of its leverage in the form of preferred shares versus the amount of its leverage in the form of investments in tender option bonds, even though both types of leverage have similar effects on returns experienced by common shareholders. Furthermore, the amount of each Fund’s leverage in the form of preferred shares and in the form of tender option bonds has varied from time to time over the past year, as each Fund has invested in tender option bonds from time to time to redeem preferred shares. For these reasons, the Boards believe that a comparison among each Fund’s Total Expenses excluding interest expenses (“Baseline Expenses”) provides a better way of measuring the affect of the Reorganizations on each Fund’s common shareholders.

The Funds estimate that the completion of all of the Reorganizations would result in a Baseline Expense Ratio (as defined below) for the combined fund of 1.24% on a pro forma basis for the 12-month period ended January 31, 2009, representing a reduction in the Baseline Expense Ratio for each Fund ranging from 0.41% for RAA to 0.05% for BCL, each as a percentage of average net assets attributable to common shares. When we use the term “Baseline Expense Ratio,” we mean a Fund’s Baseline Expenses expressed as a percentage of its average net assets attributable to its common shares.

Comment 2: General Comment.

Will any of the Target Funds or the Acquiring Fund have to sell any of its assets before or after the merger in order for the Acquiring Fund to maintain compliance with its investment policies after the merger? If so, then state such action will occur and discuss the tax consequences of such action.

Response: The Funds will not sell any assets outside of the ordinary course of business.

Securities and Exchange Commission

September 9, 2009

Comment 3: Questions and Answers – How similar are the Funds? (Page ii).

Discuss the key differences among the Funds.

Response: We included the following paragraph: “The salient differences between the Funds are that BCK focuses its investments on insured California municipal bonds and in municipal bonds that pay income that is exempt from the U.S. Federal alternative minimum tax. The other Funds do not focus their investments in insured bonds and may invest in bonds that pay interest subject to the U.S. Federal alternative minimum tax. Thus, the Acquiring Fund generally will not have the benefit of insurance with respect to its portfolio investments, to the extent that insurance provides any benefit in the current market environment.

Comment 4: Questions and Answers – Why is each Reorganization being recommended? (Page i).

Provide an explanation of “force majeure clause.”

Response: We provided the following explanation: “A force majeure clause, as used in the Statement of Preferences or Articles Supplementary, typically provides for the determination of the dividend rate, dividend payment date and dividend period in the instances where the auction date or dividend payment date is not a business day because the New York Stock Exchange is closed for business due to an ‘act of God’, natural disaster, act of war, civil or military disturbance, act of terrorism, sabotage, riots or a loss or malfunction of utilities or communications services.”

Comment 5: Questions and Answers – Will I have to pay any sales load, commission or other similar fees in connection with the Reorganizations? (Page iii).

Supplementally explain in the response letter how the expenses associated with the Reorganization will be allocated among the Funds.

Response: Expenses incurred in connection with the Reorganizations will be allocated in one of the following three allocation methodologies: (1) certain expenses will be borne directly by the respective Fund incurring the expense (e.g. printing of the N-14, Fund’s financial statements, mailing, solicitation and tabulation costs); (2) certain expenses, such as listing and filing fees (e.g. AMEX/NYSE Listing Fee and SEC Fee), will be allocated evenly among the Funds; (3) service fees will be allocated pro

Securities and Exchange Commission

September 9, 2009

rata among the Funds based on relative net assets (e.g. legal, audit and transfer agent fees).

Comment 6: Joint Proxy Statement/Prospectus – Summary (Page 3).

Clarify what “comparable investment experience” means under the third primary factor considered by the Board.

Response: “Comparable Investment Experience” means Target Fund shareholders would continue to own a closed-end fund that has the same investment adviser and portfolio managers and comparable risk-return attributes as the Target Funds, and that focuses its investments primarily on investment grade municipal bonds exempt from regular U.S. Federal and California income taxes. In addition, each of the Funds (including the Combined Fund) utilizes leverage as a means to enhance income to shareholders, pays regular distributions on a monthly basis and trades at market price on a major U.S. stock exchange.

Comment 7: Joint Proxy Statement/Prospectus – Summary (Page 4).

Move the section titled “Baseline Expenses Table for Common Shareholders of the Funds as of January 31, 2009” so that it comes after the main expense table (i.e., the Expense Table for Common Shareholders on page 23).

Response: Instead of moving the Baseline Expense table in the Summary so that it comes after the main expense table, we included a similar summary section for Total Expenses immediately prior to the Baseline Expenses table in the Summary. See below for an example of the Total Expense table to be included in such section:

Annual Expenses (as a percentage of average net assets attributable to common shares) (a)	BCL	RAA	BCK	BZA	BFZ	Pro Forma Combined Fund (All Target Funds into BFZ) (b)(c)	Pro Forma Combined Fund (RAA into BFZ) (b)(c)
Total Expenses	1.48%	1.74%	1.62%	1.73%	1.70%	1.52%	1.65%
Less Contractual Fee Waiver	0.17%	—%	0.21%	0.30%	0.17%	0.17%	0.17%

Net Total Expenses	1.31%	1.74%	1.41%	1.43%	1.53%	1.35%	1.48%

(a)	See “Expense Table for Common Shareholders” beginning at page 25 of the Proxy Statement/Prospectus for the complete expense table together with footnotes.
(b)	Assumes the Reorganizations had taken place on January 31, 2009.

Securities and Exchange Commission

September 9, 2009

(c)	The pro forma Total Expenses for the Combined Fund reflects a 2 basis point reduction in BFZ’s contractual management fee from 0.60% of average weekly managed assets (after the expiration of scheduled fee waivers) to 0.58% of average weekly managed assets (after the expiration of scheduled fee waivers).

Comment 8: Joint Proxy Statement/Prospectus-Comparison of the Funds (Page 6).

Include a separate row in the comparison table highlighting the key differences among the Funds.

Response: We provided the following row as the last row in the comparison:

BCL & BZA	BCK	RAA
Summary of Differences None

Summary of Differences

1.      BCK will invest at least 80% of its total assets in municipal bonds that are insured as to principal and interest.

2.      BCK may not invest in securities subject to the U.S. Federal alternative minimum tax.

Summary of Differences

1.      RAA can only invest up to 20% of its assets in unrated securities that are deemed investment grade quality by the Investment Advisor.

2.      RAA’s defensive measures are more restrictive then the Acquiring Fund’s defensive measures.

3.      RAA does not have a policy with respect to investing in other investment companies.

4.      RAA does not have a policy with respect to economic sector diversity.

Comment 9: Item 17 – Undertaking.

Include an undertaking in the N-14 stating that the tax opinions will be filed by post-effective amendment.

Response: We have included the following sentence under Item 17: “The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinions.”

Securities and Exchange Commission

September 9, 2009

Comment 10: Joint Proxy Statement/Prospectus-Expense Table for Common Shareholders (Page 24).

How are the fee waivers in footnote (d) reflected in the expense tables above it?

Response: The annualized amount waived as of each fund’s semi-annual report (1/31 or 2/28) was divided by the average common net assets on such date.

Comment 11: Joint Proxy Statement/Prospectus-Capitalization (Page 57).

The capitalization tables should reflect share adjustments based on differences in per share NAV and reorganization expenses.

Response: In prior N-14’s the SEC has allowed for these adjustments to be disclosed in the footnotes to the table. The adjustments for Reorganization expenses are reflected in footnote (c) to the tables.

We have included a footnote (d) to the table providing the following: “(d) Reflects adjustments of 229,655 for BCK, (38,007) for RAA, 349,471 for BZA, and 290,208 for BCL due to differences in per share NAV.”

Comment 12: Statement of Additional Information – Pro Forma Financial Statements (Page B-20).

The item labeled “Other Assets Less Liabilities/Liabilities in Excess of Other Assets” on page B-20 should be in a separate adjustment column.

Response: We have included the following footnote: **Reflects pro forma adjustments to the Condensed Combined Statement of Assets and Liabilities in the aggregate amount of $(2,121,153) of which $(766,884) is due to estimated reorganization expenses and $(1,354,269) is due to the distribution of undistributed net investment income. Please refer to footnotes (6) and (7) to the Condensed Combined Statement of Assets and Liabilities for additional information.

Comment 13: Statement of Additional Information – Pro Forma Financial Statements (Page B-24).

Under the number (746,884) under item “Paid-in capital in excess of par” on page B-24, there is an amount of 8,326. Is this a typo?

Securities and Exchange Commission

September 9, 2009

Response: Per SEC comments to previous N-14s, multiple adjustments to line items are required to be broken out. The (746,884) and 8,326 adjustments are each footnoted separately explaining each item.

Comment 14: Statement of Additional Information – Pro Forma Financial Statements.

Add a footnote to the Notes to Pro Forma Financial Statements stating that some of the numbers in the pro forma financial statements are based on estimates.

Response: We added the following note to the Pro Forma Financial Statements:

NOTE 6—Pro Forma Calculation:

The accompanying pro forma condensed combined financial statements include pro forma calculations that are based on estimates and as such may not necessarily be representative of the actual combined fund financial statements.

Securities and Exchange Commission

September 9, 2009

If you have any questions or comments or require any additional information in connection with the above, please telephone me at (212) 735-3406 or George Ching at (212) 735-3637.

Very truly yours,

/s/ Michael K. Hoffman
Michael K. Hoffman

cc:	George Ching